Document and Entity Information	Nov. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001691082
Document Type	8-K
Document Period End Date	Nov. 12, 2025
Entity Registrant Name	LB Pharmaceuticals Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-42831
Entity Tax Identification Number	81-1854347
Entity Address, Address Line One	One Pennsylvania Plaza
Entity Address, Address Line Two	Suite 1025
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(212)
Local Phone Number	605-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	LBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false